Held for sale - Summary of Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	£ 237	£ 281	£ 343
Intangible assets	3,009	2,964	£ 3,442
Deferred income tax assets	60	95
Trade and other receivables	100	103
Total non-current assets	4,529	4,603
Current assets
Intangible assets - pre-publication	817	741
Inventories	164	148
Trade and other receivables	1,178	1,110
Cash and cash equivalents (excluding overdrafts)	568	518
Non-current liabilities
Deferred income tax liabilities	(136)	(164)
Non-current liabilities	(1,246)	(1,662)
Current liabilities
Trade and other liabilities	(1,400)	(1,342)
Total liabilities	(3,380)	(3,867)
Net assets	4,525	4,021
Disposal groups classified as held for sale [member]
Non-current assets
Property, plant and equipment		16
Intangible assets	168	181
Deferred income tax assets	98	68
Trade and other receivables	25	27
Total non-current assets	291	292
Current assets
Intangible assets - pre-publication	242	247
Inventories	55	46
Trade and other receivables	60	48
Cash and cash equivalents (excluding overdrafts)		127
Total current assets	357	468
Assets classified as held for sale	648	760
Non-current liabilities
Deferred income tax liabilities		(2)
Other liabilities	(371)	(284)
Non-current liabilities	(371)	(286)
Current liabilities
Trade and other liabilities	(202)	(302)
Current liabilities	(202)	(302)
Total liabilities	(573)	(588)
Net assets	£ 75	£ 172